Intangible Assets, Net - Schedule of Amortization of Intangible Assets (Details)	Jun. 30, 2025 USD ($)
Schedule of Amortization of Intangible Assets [Abstract]
2026	$ 101,769
2027	101,769
2028	101,769
2029	101,769
2030	101,769
Thereafter	3,956,637
Total	$ 4,465,482